Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities [Abstract]
Commitment of foreign currency forward contracts

			Fair Value / Carrying Amount
			of Asset / (Liability)		Expected Maturity
	Contract Amount In Foreign Currency	Average Forward	Hedge	Non-Hedge	2012	2013
	(millions)	Rate (1)	(in millions of U.S. Dollars)
Norwegian Kroner	1,044.5	6.00	$0.6	($1.6)	$141.3	$32.8
Euro	34.6	0.74	—	(1.7)	40.9	5.8
Canadian Dollar	36.8	1.01	(0.2)	(0.3)	31.8	4.6
British Pounds	34.5	0.64	(0.3)	(0.9)	46.5	7.8

			$0.1	($4.5)	$260.5	$51.0

(1)	Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Interest rate swap agreements

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (Years)	Fixed Interest Rate (%) (1)

LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	423,748	(119,895)	25.1	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	3,766,809	(561,747)	8.4	3.8
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	470,199	159,603	25.1	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (3) (4)	EURIBOR	348,905	(25,795)	12.5	3.1

		5,009,661	(547,834)

(1)	Excludes the margins the Company pays on its variable-rate debt, which as of December 31, 2011 ranged from 0.30% to 3.25%.
(2)	Principal amount reduces quarterly.
(3)	Principal amount reduces monthly to 70.1 million Euros ($90.9 million) by the maturity dates of the swap agreements.
(4)	Principal amount is the U.S. Dollar equivalent of 269.2 million Euros.

Location and fair value amounts of derivative instruments

	Current Portion of Derivative Assets	Derivative Assets	Accrued Liabilities	Current Portion of Derivative Liabilities	Derivative Liabilities
As at December 31, 2011:
Derivatives designated as a cash flow hedge:
Foreign currency contracts	1,551	28	—	(1,192)	(264)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	2,592	3	—	(6,248)	(832)
Interest rate swap agreements	15,608	139,651	(24,750)	(109,897)	(568,446)
Cross currency swap	1,576	875	225	—	—
Foinaven embedded derivative (note 10)	3,385	—	—	—	—

	24,712	140,557	(24,525)	(117,337)	(569,542)

As at December 31, 2010:
Derivatives designated as a cash flow hedge:
Foreign currency contracts	3,437	1,546	—	(652)	22
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	4,988	3,172	—	(1,050)	(88)
Interest rate swap agreements	16,759	45,524	(31,174)	(135,171)	(387,058)
Forward freight agreements	2,031	2,003	199	—	—
Foinaven embedded derivative	—	3,738	—	(7,238)	—

	27,215	55,983	(30,975)	(144,111)	(387,124)

Effective portion of gains (losses) on foreign currency contracts

Year Ended December 31, 2011				Year Ended December 31, 2010
Balance Sheet (AOCI)	Statement of Income (Loss)			Balance Sheet (AOCI)	Statement of Income (Loss)
Effective Portion	Effective Portion	Ineffective Portion		Effective Portion	Effective Portion	Ineffective Portion
2,007	918	(568)	Vessel operating expenses	(3,559)	(680)	(3,473)	Vessel operating expenses
	4,636	(223)	General and administrative expenses		(2,360)	(1,402)	General and administrative expenses

2,007	5,554	(791)		(3,559)	(3,040)	(4,875)

Effect of (loss) gain on derivatives not designated as hedging instruments

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2011	2010	2009
	$	$	$
Realized (losses) gains relating to:
Interest rate swap agreements	(132,931)	(154,098)	(127,936)
Interest rate swap amendments and terminations	(149,666)	—	—
Foreign currency forward contracts	9,965	(2,274)	(8,984)
Forward freight agreements, bunker fuel swap contracts and other	36	(7,914)	(1,293)

	(272,596)	(164,286)	(138,213)

Unrealized (losses) gains relating to:
Interest rate swap agreements	(58,405)	(146,780)	258,710
Foreign currency forward contracts	(11,399)	6,307	14,797
Forward freight agreements and bunker fuel swap contracts	—	(108)	4,167
Foinaven embedded derivative	(322)	5,269	585

	(70,126)	(135,312)	278,259

Total realized and unrealized (losses) gains on non-designated derivative instruments	(342,722)	(299,598)	140,046